Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

8. Income Taxes

Loss before income taxes consisted of the following:

	2012	2011
Domestic	$(10,035,313)	$(10,498,950)
Foreign	(2,236,973)	(4,635,665)

Total	$(12,272,286)	$(15,134,615)

A reconciliation of the Statutory United States federal income tax rate to the Company’s effective rate and for December 31, 2012 and 2011 is as follows:

	2012	2011
Loss before income taxes	$(12,272,286)	$(15,134,615)
	34%	34%
US federal statutory tax rate	4,172,577	5,145,769
State, net of federal rate	613,614	756,730
Permanent differences	(1,344,421)	(158,456)
Research and development tax credits	(3,559,200)	—
Other	321,181	—
Change in valuation allowances	1,159,808	(4,769,182)

	$1,363,559	$974,861

In 2012 and 2011, the Company was approved to sell New Jersey net operating loss carryforwards (“NOLS”) under the New Jersey Technology Business Tax Certificate Transfer Program, which resulted in the recognition of an income tax benefit of $1,363,559 and $991,982, respectively.

Deferred income taxes reflect the tax effects of temporary differences between the basis of assets and liabilities recognized for financial reporting purposes and tax purposes, and net operating loss and tax credit carry forwards. Significant components of the Company’s total deferred tax asset as of December 31, 2012 and 2011 are as follows:

	2012	2011
Net operating loss carry forwards	$35,362,944	$32,835,034
Research and development expenditures	3,884,379	6,500,969
Accrued expenses and other	(12,005)	164,997
Property and equipment	(19,995)	(68,479)
R&D investment tax credits carryforwards	547,716	1,490,326

Deferred tax assets	$39,763,039	$40,922,847
Deferred tax asset valuation allowance	$(39,763,039)	$(40,922,847)

	$—	$—

The valuation allowance for deferred tax assets as of January 1, 2012 was $40,922,847. The net change in the total valuation allowance was a decrease of $1,159,808 in 2012. The valuation allowance at December 31, 2012 was primarily related to R&D investment tax credits carryforwards and expenditures, federal and state net operating loss carryforwards that, in the judgment of management, are not more-likely-than-not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. During 2012, the Company adjusted the cumulative deferred tax assets for research and development expenditures and R&D investment tax credits carry forwards through the current year provision and offset by the valuation allowance.

At December 31, 2012, the Company had net operating loss carryforwards for Federal income tax purposes of $99,332,327 which are available to offset future Federal taxable income, if any, through 2023. The Company has net operating loss carryforwards for state income tax purposes of $31,799,470 which are available to offset future state taxable income through 2030.

At December 31, 2012 and 2011, the Company had Canadian federal and British Columbia investment tax credits of approximately $524,629 and $716,436 and $23,087 and $42,866, respectively, available to reduce taxes payable through 2030 and 2022, respectively. The Company has no Canadian tax loss carry forwards.